Borrowings - Summary of Information Pertaining to Borrowings (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Long Term And Short Term Debt [Line Items]
Short-term borrowings	$ 288,084	$ 173,847	$ 137,582	$ 105,370
Short-term borrowings, Weighted Average Rate	0.27%	0.24%	0.19%	0.16%
Long-term borrowings	65,661	67,429
Long-term borrowings, Weighted Average Rate	2.78%	2.80%
Total Borrowings	353,745	241,276
Total Borrowings, Weighted Average Rate	0.73%	0.96%
Other Long-Term Borrowings [Member]
Long Term And Short Term Debt [Line Items]
Long-term borrowings	20,042	21,810
Long-term borrowings, Weighted Average Rate	2.97%	3.01%	3.17%	3.40%
Junior Subordinated Debt Securities [Member]
Long Term And Short Term Debt [Line Items]
Long-term borrowings	45,619	45,619
Long-term borrowings, Weighted Average Rate	2.69%	2.70%
Securities Sold under Repurchase Agreements [Member]
Long Term And Short Term Debt [Line Items]
Short-term borrowings	23,084	33,847
Short-term borrowings, Weighted Average Rate	0.01%	0.01%
Short-Term Borrowings [Member]
Long Term And Short Term Debt [Line Items]
Short-term borrowings	$ 265,000	$ 140,000
Short-term borrowings, Weighted Average Rate	0.29%	0.30%